Schedule of Accounts Payable And Accrued Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Accounts payable	$ 8,376,620	$ 699,035	$ 1,285,354
Accrued liabilities	886,324	113,616	181,878
Payroll, withholding and sales tax liabilities	420,072	39,830	29,278
Cash calls received from JV partner	917,064
Total	$ 10,600,080	$ 852,481	$ 1,496,510